Share-based Payment Arrangements - Summary of Employee Share Options (Detail)		1 Months Ended		12 Months Ended
	Dec. 15, 2020 shares	Sep. 30, 2017 shares	Jul. 31, 2010 shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
2014 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period | shares				6,097,856	6,670,356	6,670,356
Number of Options, Granted | shares			6,670,356
Number of Options, Forfeited | shares				(1,453,250)	0	0
Number of Options Exercised | shares				0	(572,500)	0
Number of Options, Ending of Period | shares				4,644,606	6,097,856	6,670,356
Options exercisable, end of period | shares				4,644,606	6,097,856	6,670,356
Weighted- average Exercise Price Per Option, Beginning of Period				$ 1.43	$ 1.43	$ 1.43
Weighted- average Exercise Price Per Option, Forfeited				0.67	0	0
Weighted-average Exercise Price Per Option, Exercised				0	0.43	0
Weighted- average Exercise Price Per Option, End of Period				1.76	1.43	1.43
Weighted- average Exercise Price Per Option, Exercisable End of Period				$ 1.76	$ 1.43	$ 1.43
2017 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period | shares				501,167	501,167	501,167
Number of Options, Granted | shares		825,833
Number of Options, Forfeited | shares				0	0	0
Number of Options Exercised | shares				0	0	0
Number of Options, Ending of Period | shares				501,167	501,167	501,167
Options exercisable, end of period | shares				501,167	501,167	501,167
Weighted- average Exercise Price Per Option, Beginning of Period				$ 1.28	$ 1.28	$ 1.28
Weighted- average Exercise Price Per Option, Forfeited				0	0	0
Weighted-average Exercise Price Per Option, Exercised				0	0	0
Weighted- average Exercise Price Per Option, End of Period				1.28	1.28	1.28
Weighted- average Exercise Price Per Option, Exercisable End of Period				$ 1.28	$ 1.28	$ 1.28
2020 Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period | shares				4,021,562	3,824,062
Number of Options, Granted | shares	3,824,062			2,493,149	282,000
Number of Options, Forfeited | shares				(744,372)	(81,000)
Number of Options Exercised | shares					(3,500)
Number of Options, Ending of Period | shares				5,770,339	4,021,562	3,824,062
Options exercisable, end of period | shares				2,323,950	1,497,524
Weighted- average Exercise Price Per Option, Beginning of Period				$ 2.06	$ 2.06
Weighted- average Exercise Price Per Option, Granted				0.51	3.24
Weighted- average Exercise Price Per Option, Forfeited				0.52	2.06
Weighted-average Exercise Price Per Option, Exercised					2.06
Weighted- average Exercise Price Per Option, End of Period				0.52	2.06	$ 2.06
Weighted- average Exercise Price Per Option, Exercisable End of Period				0.52	2.06
Weighted-average fair value of each option granted				0.52	2.63
2020 Equity Incentive Plan | Amended ADS Exercise Price
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted- average Exercise Price Per Option, Beginning of Period				$ 0.52
Weighted- average Exercise Price Per Option, End of Period					$ 0.52